CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (TABLES)	12 Months Ended
Mar. 31, 2016
Concentration Of Credit Risk and Major Customers [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
Accounts receivable from the three customers with the largest receivable balances as of March 31, 2015 and 2016 are as follows:

	Percentage of
	accounts receivable
	2015	2016
	%	%

Customer A	33.8	45.3
Customer B	16.6	N/A
Customer C	16.2	12.9
Customer D	N/A	11.0
Three largest receivable balances	66.6	69.2

Movements Of Allowances For Doubtful Account [Table Text Block]
Details of the movements of the allowances for doubtful account are as follows:

	Year ended March 31,
	2014	2015	2016
	$	$	$

At beginning of year	6	6	6
Allowance for the year	-	-	-
At end of year	6	6	6

Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

A substantial percentage of the Group's sales are made to three customers and are typically on an open account basis. Customers accounting for 10% or more of total net sales in any of the years ended March 31, 2014, 2015 and 2016 are as follows:

	Year ended March 31,
	2014	2015	2016
	%	%	%

Customer A (note a)	36.9	38.3	44.1
Customer B (note b)	N/A	13.1	12.2
Customer C (note b)	N/A	N/A	14.0

Notes:

(a)	Sales to this customer were reported in both of the Metal Stamping and Mechanical OEM and Electric OEM operating segments.
(b)	Sales to this customer were reported in the Electric OEM operating segment.